FINANCIAL INSTRUMENTS - Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	$ (169)
Effective portion of change in fair value of hedging instruments	8	$ (16)
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	(2)	23
Accumulated other comprehensive income, ending balance	(158)	(169)
Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(30)	(43)
Effective portion of change in fair value of hedging instruments	20	(19)
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	(5)	27
Accumulated other comprehensive income, ending balance	(15)	(30)
Hedge ineffectiveness due to changes in original forecasted transaction	0	5
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Gold/Silver | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	2	9
Effective portion of change in fair value of hedging instruments	0	0
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	(2)	(7)
Accumulated other comprehensive income, ending balance	0	2
Hedge ineffectiveness due to changes in original forecasted transaction	0	0
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Copper | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(7)	0
Effective portion of change in fair value of hedging instruments	17	(11)
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	(10)	(4)
Accumulated other comprehensive income, ending balance	0	(7)
Hedge ineffectiveness due to changes in original forecasted transaction	0	0
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Fuel | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(8)	(32)
Effective portion of change in fair value of hedging instruments	4	(8)
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	4	27
Accumulated other comprehensive income, ending balance	0	(8)
Hedge ineffectiveness due to changes in original forecasted transaction	0	5
Fuel | Cash flow hedge | Cost of sales [Member]
Disclosure of detailed information about hedges [line items]
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Interest rate contracts | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(17)	(20)
Effective portion of change in fair value of hedging instruments	(1)	0
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	3	3
Accumulated other comprehensive income, ending balance	(15)	(17)
Hedge ineffectiveness due to changes in original forecasted transaction	0	$ 0
Interest rate contracts | Cash flow hedge | Interest expense [Member]
Disclosure of detailed information about hedges [line items]
Portion of hedge gain (loss) expected to affect 2017 earnings	$ 0